Portfolio of Investments – as of March 31, 2025 (Unaudited)
Natixis Gateway Quality Income ETF

Shares	Description	Value (†)
Common Stocks — 89.5% of Net Assets
	Aerospace & Defense — 0.3%
805	Lockheed Martin Corp.	$359,602
	Air Freight & Logistics — 1.3%
6,250	C.H. Robinson Worldwide, Inc.	640,000
7,401	Expeditors International of Washington, Inc.	889,970
2,411	United Parcel Service, Inc., Class B	265,186
		1,795,156
	Automobiles — 1.4%
7,438	Tesla, Inc.(a)	1,927,632
	Banks — 1.7%
9,891	JPMorgan Chase & Co.	2,426,262
	Biotechnology — 0.5%
8,453	Incyte Corp.(a)	511,829
259	Regeneron Pharmaceuticals, Inc.	164,266
		676,095
	Broadline Retail — 3.5%
25,340	Amazon.com, Inc.(a)	4,821,188
	Building Products — 1.4%
6,274	A.O. Smith Corp.	410,069
5,169	Builders FirstSource, Inc.(a)	645,815
1,693	Lennox International, Inc.	949,485
		2,005,369
	Commercial Services & Supplies — 1.4%
5,365	Cintas Corp.	1,102,668
14,799	Rollins, Inc.	799,590
		1,902,258
	Communications Equipment — 0.4%
7,104	Arista Networks, Inc.(a)	550,418
	Construction & Engineering — 0.1%
634	Quanta Services, Inc.	161,150
	Consumer Staples Distribution & Retail — 5.6%
2,603	Costco Wholesale Corp.	2,461,865
24,621	Kroger Co.	1,666,595
16,125	Sysco Corp.	1,210,020
1,241	Target Corp.	129,511
26,454	Walmart, Inc.	2,322,397
		7,790,388
	Distributors — 0.5%
2,009	Pool Corp.	639,565
	Diversified Telecommunication Services — 1.2%
58,464	AT&T, Inc.	1,653,361
	Electrical Equipment — 0.1%
541	GE Vernova, Inc.	165,157
	Electronic Equipment, Instruments & Components — 0.4%
4,244	Jabil, Inc.	577,481
	Entertainment — 0.5%
130	Netflix, Inc.(a)	121,229
1,023	Spotify Technology SA(a)	562,681
		683,910
	Financial Services — 6.5%
6,267	Berkshire Hathaway, Inc., Class B(a)	3,337,679
3,856	Jack Henry & Associates, Inc.	704,105
6,998	Mastercard, Inc., Class A	3,835,744
3,535	Visa, Inc., Class A	1,238,876
		9,116,404
	Food Products — 1.8%
25,284	Archer-Daniels-Midland Co.	1,213,885
7,384	Bunge Global SA	564,285
Shares	Description	Value (†)
	Food Products — continued
1,062	Hershey Co.	$181,634
8,930	Tyson Foods, Inc., Class A	569,823
		2,529,627
	Ground Transportation — 0.9%
1,991	J.B. Hunt Transport Services, Inc.	294,568
4,101	Old Dominion Freight Line, Inc.	678,510
3,532	Uber Technologies, Inc.(a)	257,342
		1,230,420
	Health Care Equipment & Supplies — 1.9%
1,165	Align Technology, Inc.(a)	185,072
4,329	IDEXX Laboratories, Inc.(a)	1,817,963
2,823	ResMed, Inc.	631,929
		2,634,964
	Health Care Providers & Services — 6.7%
12,796	Cardinal Health, Inc.	1,762,905
9,272	Cencora, Inc.	2,578,450
4,314	Centene Corp.(a)	261,903
3,273	Humana, Inc.	866,036
4,916	McKesson Corp.	3,308,419
1,547	Molina Healthcare, Inc.(a)	509,566
		9,287,279
	Hotels, Restaurants & Leisure — 1.8%
1,355	Airbnb, Inc., Class A(a)	161,869
333	Booking Holdings, Inc.	1,534,101
1,827	Domino's Pizza, Inc.	839,415
		2,535,385
	Household Durables — 0.9%
165	NVR, Inc.(a)	1,195,324
	Household Products — 1.8%
4,955	Clorox Co.	729,624
10,115	Colgate-Palmolive Co.	947,776
5,934	Kimberly-Clark Corp.	843,933
		2,521,333
	Independent Power & Renewable Electricity Producers — 0.2%
2,836	Vistra Corp.	333,060
	Insurance — 1.6%
1,319	Erie Indemnity Co., Class A	552,727
3,358	Progressive Corp.	950,348
7,081	Prudential Financial, Inc.	790,806
		2,293,881
	Interactive Media & Services — 6.9%
33,626	Alphabet, Inc., Class A	5,199,925
7,801	Meta Platforms, Inc., Class A	4,496,184
		9,696,109
	IT Services — 0.9%
2,907	Accenture PLC, Class A	907,100
1,568	VeriSign, Inc.(a)	398,068
		1,305,168
	Machinery — 0.4%
2,137	Illinois Tool Works, Inc.	529,997
	Oil, Gas & Consumable Fuels — 3.4%
4,712	EOG Resources, Inc.	604,267
5,775	Marathon Petroleum Corp.	841,360
6,889	Phillips 66	850,654
381	Texas Pacific Land Corp.	504,821
14,522	Valero Energy Corp.	1,917,920
		4,719,022

Shares	Description	Value (†)
	Pharmaceuticals — 2.5%
1,794	Eli Lilly & Co.	$1,481,683
1,396	Johnson & Johnson	231,513
16,262	Merck & Co., Inc.	1,459,677
1,659	Zoetis, Inc.	273,154
		3,446,027
	Real Estate Management & Development — 0.3%
3,684	CBRE Group, Inc., Class A(a)	481,794
	Semiconductors & Semiconductor Equipment — 9.0%
4,223	Applied Materials, Inc.	612,842
9,744	Broadcom, Inc.	1,631,438
419	KLA Corp.	284,836
9,349	Lam Research Corp.	679,673
79,902	NVIDIA Corp.	8,659,779
3,530	QUALCOMM, Inc.	542,243
1,562	Teradyne, Inc.	129,021
		12,539,832
	Software — 8.1%
2,597	Adobe, Inc.(a)	996,027
469	CrowdStrike Holdings, Inc., Class A(a)	165,360
16,161	Fortinet, Inc.(a)	1,555,658
19,680	Microsoft Corp.	7,387,675
6,293	Palantir Technologies, Inc., Class A(a)	531,129
803	ServiceNow, Inc.(a)	639,301
		11,275,150
	Specialty Retail — 3.2%
10,330	Best Buy Co., Inc.	760,391
4,977	Home Depot, Inc.	1,824,021
8,274	TJX Cos., Inc.	1,007,773
2,489	Ulta Beauty, Inc.(a)	912,318
		4,504,503
	Technology Hardware, Storage & Peripherals — 7.7%
46,590	Apple, Inc.	10,349,037
5,138	NetApp, Inc.	451,322
		10,800,359
	Textiles, Apparel & Luxury Goods — 1.3%
7,356	Deckers Outdoor Corp.(a)	822,474
3,423	Lululemon Athletica, Inc.(a)	968,915
		1,791,389
Shares	Description	Value (†)
	Trading Companies & Distributors — 1.4%
15,277	Fastenal Co.	$1,184,731
789	W.W. Grainger, Inc.	779,398
		1,964,129
	Total Common Stocks (Identified Cost $126,291,498)	124,866,148

Principal Amount
Equity-Linked Notes — 10.0%
$3,195,317	BNP Paribas Issuance BV, (S&P 500 Index), 108.190%, 4/11/2025(b)	3,189,123
2,918,072	Royal Bank of Canada, (S&P 500 Index), 86.400%, 4/04/2025(b)	2,776,681
2,000,373	Royal Bank of Canada, (S&P 500 Index), 141.470%, 4/17/2025(b)	1,964,599
3,373,564	UBS AG, (S&P 500 Index), 90.700%, 5/02/2025(b)	3,446,342
2,599,588	UBS AG, (S&P 500 Index), 116.730%, 4/25/2025(b)	2,588,773
	Total Equity-Linked Notes (Identified Cost $14,086,914)	13,965,518

Short-Term Investments — 0.0%
38,586	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $38,589 on 4/01/2025 collateralized by $46,300 U.S. Treasury Note, 1.125% due 2/15/2031 valued at $39,396 including accrued interest(c) (Identified Cost $38,586)	38,586
	Total Investments — 99.5% (Identified Cost $140,416,998)	138,870,252
	Other assets less liabilities — 0.5%	752,695
	Net Assets — 100.0%	$139,622,947

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of Rule 144A holdings amounted to
$13,965,518 or 10.0% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$124,866,148	$ —	$ —	$124,866,148
Equity-Linked Notes	—	13,965,518	—	13,965,518
Short-Term Investments	—	38,586	—	38,586
Total Investments	$124,866,148	$14,004,104	$—	$138,870,252

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2025 (Unaudited)
Semiconductors & Semiconductor Equipment	9.0%
Software	8.1
Technology Hardware, Storage & Peripherals	7.7
Interactive Media & Services	6.9
Health Care Providers & Services	6.7
Financial Services	6.5
Consumer Staples Distribution & Retail	5.6
Broadline Retail	3.5
Oil, Gas & Consumable Fuels	3.4
Specialty Retail	3.2
Pharmaceuticals	2.5
Other Investments, less than 2% each	26.4
Equity-Linked Notes	10.0
Short-Term Investments	— *
Total Investments	99.5
Other assets less liabilities	0.5
Net Assets	100.0%

*	Less than 0.1%